Derivatives (Net Derivative Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ 277	$ 1,638	$ (8,343)
Embedded derivatives gains (losses)	(239)	(321)	5,104
Total net derivative gains (losses)	$ 38	$ 1,317	$ (3,239)